Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cuida and Xingmu [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill generated from the acquisition	¥ 40	¥ 40